Schedule of Increase in the Valuation Allowance (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax Expense at statutory federal rate	21.00%	21.00%